Statement of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at May. 08, 2011
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001)	$ 9,000	$ 900	$ 8,100
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001), shares		9,000,000
Net Loss	(3,600)			(3,600)
Balance at May. 31, 2011	5,400	900	8,100	(3,600)
Balance, shares at May. 31, 2011		9,000,000
Common shares issued for cash at $0.01 per share (par value $0.0001)	3,500	35	3,465
Common shares issued for cash at $0.01 per share (par value $0.0001), shares		350,000
Net Loss	(10,484)			(10,484)
Balance at May. 31, 2012	(1,584)	935	11,565	(14,084)
Balance, shares at May. 31, 2012	9,350,000	9,350,000
Common shares issued for cash at $0.01 per share (par value $0.0001)	3,000	30	2,970
Common shares issued for cash at $0.01 per share (par value $0.0001), shares		300,000
Net Loss	(9,588)			(9,588)
Balance at May. 31, 2013	$ (8,172)	$ 965	$ 14,535	$ (23,672)
Balance, shares at May. 31, 2013	9,650,000	9,650,000